Trade Accounts and Notes Receivable - Summary of lease investment and net lease investment (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of finance lease and operating lease by lessor [line items]
Present value of minimum lease payment	₩ 41,887	₩ 43,946
Trade accounts and notes receivables, net [member]
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease payments	41,894	46,398
Unrealized interest income	(7)	(2,452)
Present value of minimum lease payment	41,887	43,946
Less than 1 year [member] | Trade accounts and notes receivables, net [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross amount of lease payment	41,847	237
1 year - 3 years [member] | Trade accounts and notes receivables, net [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross amount of lease payment	₩ 47	₩ 46,161